Segment Reporting - Purchase of Intangible and Tangible Assets by Operating Segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Purchase of intangible assets	€ 2,292	€ 1,641	€ 1,959
Purchase of tangible assets	3,477	3,467	4,761
Purchase of intangible and tangible assets	5,769	5,108	6,720
of which capital expenditures	5,701	4,876	5,197
Assets held under finance lease [member]
Disclosure of operating segments [line items]
of which change in finance leasing contracts	68	232	1,523
Operating segments [member] | Domestic [member]
Disclosure of operating segments [line items]
Purchase of intangible assets	1,763	1,113	1,454
Purchase of tangible assets	2,842	2,792	3,632
Purchase of intangible and tangible assets	4,605	3,905	5,086
of which capital expenditures	4,551	3,709	3,900
Operating segments [member] | Domestic [member] | Assets held under finance lease [member]
Disclosure of operating segments [line items]
of which change in finance leasing contracts	54	196	1,186
Operating segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Purchase of intangible assets	529	528	505
Purchase of tangible assets	635	675	1,121
Purchase of intangible and tangible assets	1,164	1,203	1,626
of which capital expenditures	1,150	1,167	1,289
Operating segments [member] | Brazil [member] | Assets held under finance lease [member]
Disclosure of operating segments [line items]
of which change in finance leasing contracts	€ 14	€ 36	337
Operating segments [member] | Media [member]
Disclosure of operating segments [line items]
Purchase of tangible assets			8
Purchase of intangible and tangible assets			8
of which capital expenditures			€ 8